Shareholders’ Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 - SHAREHOLDERS’ EQUITY

A.	Ordinary shares:

(1)	The ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in the distribution of the surplus assets of the Company in an event of liquidation.

(2)	Public and private placements:

On February 20, 2019, the Company raised $981 (gross) through a public offering of 528,000 ordinary shares at $1.84 per share. After deducting closing costs and fees, the Company received proceeds of approximately $933.

On September 8, 2019, the Company raised $2,430 (gross) through a rights offering of its ordinary shares. According to the rights offering, each shareholder holding 6.875 ordinary shares of the Company was entitled to purchase one unit comprised of 1.25 ordinary shares, at a price of $13.44 per unit. Total of 180,142 rights comprised of 1,801,414 ordinary shares were issued. After deducting closing costs and fees, the Company received proceeds of approximately $2,375.

On August 5, 2020, the Company raised $6,067 (gross) through a public offering of 5,175,000 ordinary shares at $1.168 per share. After deducting closing costs and fees, the Company received proceeds of approximately $5,847.

On January 27, 2021, the Company entered, subject to the approval of the general meeting of shareholders, into a series of share purchase agreement with its controlling shareholder, Epoch Partner Investments Limited, for a total of $7,500, Alpha Capital Anstalt, for a total of $4,000, Clover Wolf Capital Limited Partnership for a total of $3,100 and Clover Alpha L.P for a total of $400.

According to the agreements, the investors will invest in two tranches a total of $15,000, and in return the Company will issue to the investors a total of 11,485,697 ordinary shares at a share price of $1.304, reflecting a 20% discount on the average closing price of the Company’s share in the seven trading days preceding the date of the transaction’s approval by the Board. The first tranche of $9,000 (60% of the total investment) was received following the approval of the Company’s shareholders at a general meeting of the shareholders, on March 7, 2021 (“the first Closing Date”), and the Company issued 6,891,418 shares.

The second tranche of $6,000 was due following the approval of the listing of the Company’s securities on Nasdaq (the “Second Closing Milestone” and such date, “the Second Closing Date”). In May 2021, the Company and the investors agreed to execute the second tranche prior to the achievement of the Second Closing Milestone, and the second tranche of $6,000 was received on May 9, 2021. Accordingly, the Company issued to the investors 4,594,279 shares.

On December 13, 2021, the Company raised $16,994 (gross) through a public offering of 3,892,152 ordinary shares inclusive of 578,325 shares offered pursuant to the underwriters’ over-allotment option, at a price to the public of $3.45 per share, gross, and to certain investors in lieu of ordinary shares, pre-funded warrants to purchase up to an aggregate of 1,034,000 ordinary shares at a price of $3.449 per pre-funded warrant. The exercise price for each such pre-funded warrant to ordinary share is $0.001. After deducting closing costs underwriting discounts and fees, the Company received proceeds of approximately $15,966.

The pre-funded warrants were classified as a component of permanent equity because they met the permanent equity criteria classification. The pre-funded warrants are freestanding financial instruments that are legally detachable and separately exercisable from the ordinary shares with which they were issued, are immediately exercisable and grant the holders the right to receive a fixed number of ordinary shares upon exercise. The pre-funded warrants do not embody an obligation for the Company to repurchase its shares and do not provide any guarantee of value or return.

(3)	On September 13, 2020 the Company’s general meeting of shareholders approved the increase of the Company’s authorized share capital to 2,500,000,000 shares and canceled the shares par value.

(4)	On August 8, 2021, the Company completed a reverse stock split of its ordinary shares. As a result of the reverse stock split, the following changes have occurred (i) every eight shares have been combined into one share; (ii) the number of shares underlying each option have been proportionately decreased on a 8-for-1 basis, and the exercise price of each such outstanding share option has been proportionately increased on a 8-for-1 basis. Accordingly, all option numbers, share numbers, share prices, exercise prices and losses per share have been adjusted within these consolidated financial statements, on a retroactive basis, to reflect this 8-for-1 reverse stock split.

B.	Treasury shares:

In 2009, the Company has forfeited 5,434 ordinary shares at a value of approximately $41.

In 2021, the Company has canceled these shares.

C.	Shares and options to employees:

(1)	The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:

(2)

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Exercise price	$1.69 - $8.75	$1.56 - $1.77	$0.72 - $8.32
Expected volatility	89.8% - 96.1%	88.77% - 90.84%	96.33% - 110.4%
Risk-free interest	0.67% - 1.02%	0.4% - 0.46%	1.03% - 2.54%
Expected life of up to (years)	6.22	6.2	6.16

(3)	The following table summarizes the option activity for the years ended December 31, 2021, 2020 and 2019 for options granted to employees, officers and members of the Company’s Board of Directors (“the Board”):

	Number of Share Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (in years)
Balance as of January 1, 2019	1,008,001	$1.52
Granted	267,753	$1.76
Expired	(3,139)	$2.16
Balance as of December 31, 2019	1,272,615	$1.52	8.15
Granted	370,351	$1.60
Expired	(35,788)	$1.60
Forfeited	(137,667)	$1.68
Exercised	(13,750)	$0.88
Balance as of December 31, 2020	1,455,761	$1.68	7.69
Granted	108,929	$2.02
Expired	(13,875)	$2.94
Forfeited	(24,635)	$1.85
Exercised	(189,700)	$2.06
Balance as of December 31, 2021	1,336,480	$1.64	7.03
Exercisable at the end of year	858,994	$1.55	6.36

As of December 31, 2021, a total of 846,105 outstanding and exercisable options are “in the money” with aggregate intrinsic value of $1,321.

The weighted average fair value of options granted during the year ended December 31, 2021, was $6.89 per share.

(4)	Options granted during 2021, 2020 and 2019:

(a)	On March 28, 2019, the Company granted 72,878 options to purchase an aggregate of 72,878 ordinary shares to 5 officers of the Company, as follows: 9,726 options for the Company’s Chief Executive Officer (“CEO”), and 63,152 options for four officers of the Company, at an exercise price of $2.16 per share. The CEO’s options will vest in 16 equal quarterly installments over a period of four years from the date of grant. The officer’s options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from March 28, 2020. The options are exercisable for 10 years from the date of grant.

(b)	On May 21, 2019, the Company granted 194,875 options to purchase an aggregate of 194,875 ordinary shares to 24 employees of the Company, as follows: 51,000 options for the Company’s CEO and Chairman of the Board, 48,000 options for three officers of the Company and 95,875 option for 19 employees of the Company, at an exercise price of $1.76 per share. The CEO’s and Chairman of the Board’s options will vest in 16 equal quarterly installments over a period of four years from the date of grant. The officer’s options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from May 21, 2020. The 19 employee’s options will vest in four equal installments over a period of four years from the date of grant. The options are exercisable for 10 years from the date of grant.

(c)	On June 4, 2020, the Company granted 142,594 options to purchase an aggregate of 142,594 ordinary shares to 27 employees of the Company, at an exercise price of $1.68 per share. The options will vest in four equal installments over a period of four years from the date of grant. The options are exercisable for 10 years from the date of grant.

(d)	On August 30, 2020, the Company granted 170,258 options to purchase an aggregate of 170,258 ordinary shares to six officers of the Company, as follows: 27,333 options for the Company’s CEO, and 142,925 options for five officers of the Company, at an exercise price of $1.52 per share. The CEO’s options will vest in 16 equal quarterly installments over a period of four years from the date of grant. The officer’s options will vest as follows: a quarter after one year and the rest will vest in 12 equally quarterly installments over a period of three years from August 30, 2021. The options are exercisable for 10 years from the date of grant.

(e)	On October 28, 2020, the Company granted 57,500 options to purchase an aggregate of 57,500 ordinary shares to 2 officers of the Company, as follows: 32,500 options for the Company’s CEO, and 25,000 options for the Chairman of the Board of Directors, at an exercise price of $1.60 per share. The options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from October 28, 2021. The options are exercisable for 10 years from the date of grant.

(f)	In January 2021, the Company granted 100,000 options to purchase an aggregate of 100,000 ordinary shares to a member of the Company’s Board of directors, at an exercise price of $1.60 per share. The options will vest as follows:

a.	25,000 options - a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from December 13, 2020.

b.	75,000 options- based on target achievement:

i.	37,500 options will vest and become exercisable, on the date of receipt by the company of two regulatory approvals in China from the NMPA (National Medical Products Administration) for the marketing and sale of ProSense product and for the sale of probes of the company, and no later than December 31, 2022.

ii.	37,500 options will vest and become exercisable, with the sale of a Consoles and Probes as determined in the options agreement in one calendar year in Chinese territory, and no later than the end of 2024.

The options are exercisable for 10 years from the date of grant.

(g)	On April 28, 2021, the Company granted 8,929 options to purchase an aggregate of 8,929 ordinary shares to five officers of the Company, as follows: 4,319 options for the Company’s CEO, and 4,610 options for four officers, at an exercise price of $5.76 per share. The options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from April 28, 2022. The options are exercisable for 10 years from the date of grant.

(4)	The total share-based compensation the Company recognized for share-based payments is as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
Cost of revenues	15	16	12
Sales and marketing	15	26	36
Research and development	109	67	151
General and administrative	177	120	173
	316	229	372

As of December 31, 2021, the total unrecognized share-based compensation cost, related to non-vested share option grant arrangements under the plan was $217. This cost is expected to be recognized over the remaining vesting period of four years, until the end of December 31, 2025.